FAIR VALUE ELECTIONS (Details 2) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
FAIR VALUE ELECTIONS
Gain (loss) on change in estimated fair value of debt liabilities due to change in company's own credit risk	$ (2,009,000,000)	$ 1,774,000,000
Notional amount of unfunded letters of credit		600,000,000
Maximum period funded letters of credit past due or on non-accrual status		90 days
Consolidated VIEs
Fair Value Option Quantitative Disclosures
Aggregate unpaid principal balance in excess of (less than) fair value	869,000,000	984,000,000
Certain credit products (Trading account assets)
Fair Value Option Quantitative Disclosures
Carrying amount reported on the Consolidated Balance Sheet	11,658,000,000	14,150,000,000
Aggregate unpaid principal balance in excess of (less than) fair value	31,000,000	540,000,000
Balance of non-accrual loans or loans more than 90 days past due	104,000,000	134,000,000
Aggregate unpaid principal balance in excess of fair value for non-accrual loans or loans more than 90 days past due	85,000,000	43,000,000
Certain credit products (Loans)
Fair Value Option Quantitative Disclosures
Carrying amount reported on the Consolidated Balance Sheet	3,893,000,000	3,735,000,000
Aggregate unpaid principal balance in excess of (less than) fair value	(132,000,000)	(54,000,000)
Unfunded loan commitments outstanding, certain credit related products	1,891,000,000	648,000,000
Changes in fair value due to instrument-specific credit risk gain (loss)	39,000,000	53,000,000
Certain mortgage loans (long-term debts)
Fair Value Option Quantitative Disclosures
Carrying amount reported on the Consolidated Balance Sheet	6,879,000,000	6,213,000,000
Aggregate fair value in excess of unpaid principal balance	390,000,000	274,000,000
Changes in fair value due to instrument-specific credit risk gain (loss)		(100,000,000)
Certain mortgage loans (long-term debts) | Consolidated VIEs
Fair Value Option Quantitative Disclosures
Changes in fair value due to instrument-specific credit risk gain (loss)	(107,000,000)	(275,000,000)
VIE Corporate loans
Fair Value Option Quantitative Disclosures
Carrying amount reported on the Consolidated Balance Sheet	157,000,000	198,000,000
Aggregate unpaid principal balance in excess of (less than) fair value	347,000,000	394,000,000
Balance of non-accrual loans or loans more than 90 days past due	34,000,000	23,000,000
Aggregate unpaid principal balance in excess of fair value for non-accrual loans or loans more than 90 days past due	36,000,000	42,000,000
VIE Consumer loans
Fair Value Option Quantitative Disclosures
Carrying amount reported on the Consolidated Balance Sheet	1,191,000,000	1,292,000,000
Aggregate unpaid principal balance in excess of (less than) fair value	293,000,000	436,000,000
Balance of non-accrual loans or loans more than 90 days past due	123,000,000	86,000,000
Aggregate unpaid principal balance in excess of fair value for non-accrual loans or loans more than 90 days past due	111,000,000	120,000,000
Long-term debt:
Fair Value Option Quantitative Disclosures
Carrying amount reported on the Consolidated Balance Sheet	28,434,000,000	22,614,000,000
Aggregate unpaid principal balance in excess of (less than) fair value	(226,000,000)	1,680,000,000
Short-term borrowings:
Fair Value Option Quantitative Disclosures
Carrying amount reported on the Consolidated Balance Sheet	818,000,000	1,354,000,000
Aggregate unpaid principal balance in excess of (less than) fair value	(232,000,000)	49,000,000
Certain Investments in Unallocated Precious Metals
Fair Value Option Quantitative Disclosures
Carrying amount reported on the Consolidated Balance Sheet	$ 5,500,000,000